Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Valuation allowance	$ (3,960,000)	$ (3,310,000)
Expiration of carry forwards loss	2035
Research tax credit expiration period	2035
Liability for uncertain tax positions	$ 0	$ 0
Federal Income Tax [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	35,300,000
Research tax credit	331,000
State Income Tax [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	29,700,000
Research tax credit	$ 168,000
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Open tax year subject to tax examination	2012
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Open tax year subject to tax examination	2015